Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets Available for Plan Benefits and Reconciliation of Total Deductions
The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500:

	December 31,
(in thousands)	2025	2024
Net assets available for plan benefits per the financial statements	$6,990,009	$6,315,343
Less: Amounts allocated to withdrawing participants	(5)	(1,751)
Less: Deemed distributions of participant loans	(759)	(781)
Net assets available for plan benefits per the Form 5500	$6,989,245	$6,312,811

The following is a reconciliation of total deductions per the financial statements to the Form 5500:

For the year ended
(in thousands)	December 31, 2025
Total distribution to participants per the financial statements	$645,452
Add: Amounts allocated to withdrawing participants at December 31, 2025	5
Add: Deemed distributions of participant loans at December 31, 2025	759
Less: Amounts allocated to withdrawing participants at December 31, 2024	(1,751)
Less: Deemed distributions of participant loans at December 31, 2024	(781)
Benefits paid to participants per the Form 5500	$643,684